Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

(CHF in millions)	12/31/2025	12/31/2024

Not yet due	231.5	182.2
Past due 1 - 90 days	71.4	58.5
Past due 91 - 180 days	2.0	5.4
Past due > 181 days	6.2	10.8
Gross Carrying Amount	311.1	257.0
Expected credit loss	(5.7)	(10.7)
Trade receivables	305.3	246.2

(CHF in millions)	12/31/2025	12/31/2024

Credit cards	23.4	12.7
Deposits	19.9	18.1
Other current financial assets	15.9	25.5
Other current financial assets at amortized cost	59.2	56.4
Other current financial assets at fair value through profit and loss	—	—
Total other current financial assets	59.2	56.4

Schedule of Allowance for Credit Loss
The expected credit loss allowance for trade receivables reconciles as follows:

(CHF in millions)	2025	2024

Expected credit loss at January 1	10.7	13.3
Amounts settled or written off during the year	(4.9)	(1.9)
Income statement impact for the year	0.1	(0.8)
Exchange Difference	(0.2)	0.1
Expected credit loss at December 31(1)	5.7	10.7
(1) As of December 31, 2025, the individual loss allowance amounted to CHF 5.5 million (December 31, 2024: CHF 9.6 million).